Transactions with Related Parties - Summary of Expenses (Detail) - PNMAC Capital Management LLC [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Common overhead incurred by PCM and its affiliates	$ 7,898	$ 10,742	$ 10,850
Expenses incurred on the Company’s (PFSI's) behalf, net	(163)	582	792
Total expenses incurred in transaction with affiliates	7,735	11,324	11,642
Payments and settlements during the year	$ 143,542	$ 99,967	$ 99,987